Finance debt (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

						$ million
			2025			2024
	Current	Non-current	Total	Current	Non-current	Total
Borrowings	3,356	54,602	57,958	4,474	55,073	59,547
The following table shows the weighted-average interest rates achieved through a combination of borrowings and derivative financial instruments entered into to manage interest rate and currency exposures.

		Fixed rate debt		Floating rate debt		Total
	Weighted average interest rate %	Weighted average time for which rate is fixed Years	Amount $ million	Weighted average interest rate %	Amount $ million	Amount $ million
						2025
US dollar	5	8	41,018	4	16,486	57,504
Other currencies	6	4	246	6	208	454
			41,264		16,694	57,958

						2024
US dollar	4	8	41,145	5	17,847	58,992
Other currencies	6	3	396	6	159	555
			41,541		18,006	59,547

Summary of the fair value and carrying amount of finance debt	The carrying amount of the group’s short-term borrowings, comprising mainly of commercial paper, approximates their fair value. The fair values of the significant majority of the group’s long-term borrowings are determined using quoted prices in active markets, and so fall within level 1 of the fair value hierarchy. Where quoted prices are not available, quoted prices for similar instruments in active markets are used and such measurements are therefore categorized in level 2 of the fair value hierarchy.

				$ million
		2025		2024
	Fair value	Carrying amount	Fair value	Carrying amount
Short-term borrowings	353	353	681	681
Long-term borrowings	54,582	57,605	54,285	58,866
Total finance debt	54,935	57,958	54,966	59,547